Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Payden & Rygel Investment Group
Entity Central Index Key	0000885709
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000248247
Shareholder Report [Line Items]
Fund Name	Payden Absolute Return Bond Fund
Class Name	Adviser Class
Trading Symbol	PYABX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 635,353,000
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 728,000
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$635,353
# of Portfolio Holdings	426
Investment Advisory, net of waivers (000)	$728
Portfolio Turnover Rate	77%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Mortgage Backed	33%
Corporate Bond	28%
Asset Backed	21%
Foreign Government	10%
Investment Company	3%
Others	5%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Connecticut Avenue Securities Trust	9.69%
Freddie Mac STACR REMIC Trust	6.94%
Brazil Letras do Tesouro Nacional	4.76%
OBX Trust	4.10%
Payden Emerging Markets Local Bond Fund, SI Class	2.00%
U.S. Treasury Note	1.89%
Verus Securitization Trust	1.77%
Wells Fargo & Co.	1.35%
BX Commercial Mortgage Trust	1.27%
Fannie Mae Connecticut Avenue Securities	1.06%

C000146994
Shareholder Report [Line Items]
Fund Name	Payden Absolute Return Bond Fund
Class Name	Investor Class
Trading Symbol	PYARX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 635,353,000
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 728,000
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$635,353
# of Portfolio Holdings	426
Investment Advisory, net of waivers (000)	$728
Portfolio Turnover Rate	77%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Mortgage Backed	33%
Corporate Bond	28%
Asset Backed	21%
Foreign Government	10%
Investment Company	3%
Others	5%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Connecticut Avenue Securities Trust	9.69%
Freddie Mac STACR REMIC Trust	6.94%
Brazil Letras do Tesouro Nacional	4.76%
OBX Trust	4.10%
Payden Emerging Markets Local Bond Fund, SI Class	2.00%
U.S. Treasury Note	1.89%
Verus Securitization Trust	1.77%
Wells Fargo & Co.	1.35%
BX Commercial Mortgage Trust	1.27%
Fannie Mae Connecticut Avenue Securities	1.06%

C000146996
Shareholder Report [Line Items]
Fund Name	Payden Absolute Return Bond Fund
Class Name	SI Class
Trading Symbol	PYAIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 635,353,000
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 728,000
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$635,353
# of Portfolio Holdings	426
Investment Advisory, net of waivers (000)	$728
Portfolio Turnover Rate	77%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Mortgage Backed	33%
Corporate Bond	28%
Asset Backed	21%
Foreign Government	10%
Investment Company	3%
Others	5%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Connecticut Avenue Securities Trust	9.69%
Freddie Mac STACR REMIC Trust	6.94%
Brazil Letras do Tesouro Nacional	4.76%
OBX Trust	4.10%
Payden Emerging Markets Local Bond Fund, SI Class	2.00%
U.S. Treasury Note	1.89%
Verus Securitization Trust	1.77%
Wells Fargo & Co.	1.35%
BX Commercial Mortgage Trust	1.27%
Fannie Mae Connecticut Avenue Securities	1.06%

C000248242
Shareholder Report [Line Items]
Fund Name	Payden California Municipal Social Impact Fund
Class Name	Adviser Class
Trading Symbol	PYCLX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 173,547,000
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 87,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$173,547
# of Portfolio Holdings	119
Investment Advisory, net of waivers (000)	$87
Portfolio Turnover Rate	43%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

General Obligation	60%
Revenue	35%
Investment Company	4%
Mortgage Backed	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

State of California	10.08%
Los Angeles Unified School District	7.81%
California Community Choice Financing Authority	6.82%
Los Angeles County Public Works Financing Authority	6.36%
California Housing Finance Agency	4.20%
California Health Facilities Financing Authority	3.86%
California State Public Works Board	3.32%
City of Los Angeles Department of Airports	2.68%
Sacramento Area Flood Control Agency	2.62%
San Diego County Regional Transportation Commission	2.57%

C000032185
Shareholder Report [Line Items]
Fund Name	Payden California Municipal Social Impact Fund
Class Name	Investor Class
Trading Symbol	PYCRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 173,547,000
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 87,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$173,547
# of Portfolio Holdings	119
Investment Advisory, net of waivers (000)	$87
Portfolio Turnover Rate	43%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

General Obligation	60%
Revenue	35%
Investment Company	4%
Mortgage Backed	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

State of California	10.08%
Los Angeles Unified School District	7.81%
California Community Choice Financing Authority	6.82%
Los Angeles County Public Works Financing Authority	6.36%
California Housing Finance Agency	4.20%
California Health Facilities Financing Authority	3.86%
California State Public Works Board	3.32%
City of Los Angeles Department of Airports	2.68%
Sacramento Area Flood Control Agency	2.62%
San Diego County Regional Transportation Commission	2.57%

C000069457
Shareholder Report [Line Items]
Fund Name	Payden Managed Income Fund
Class Name	Adviser Class
Trading Symbol	PKCBX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 114,550,000
Holdings Count | Holding	387
Advisory Fees Paid, Amount	$ 17,000
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$114,550
# of Portfolio Holdings	387
Investment Advisory, net of waivers (000)	$17
Portfolio Turnover Rate	108%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Mortgage Backed	30%
Corporate Bond	29%
Asset Backed	18%
Foreign Government	10%
Bank Loan	5%
Others	8%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Connecticut Avenue Securities Trust	10.60%
Freddie Mac STACR REMIC Trust	7.29%
Brazil Letras do Tesouro Nacional	5.21%
U.S. Treasury Note	2.86%
Payden Emerging Markets Local Bond Fund, SI Class	1.97%
Fannie Mae Connecticut Avenue Securities	1.48%
Neuberger Berman Loan Advisers CLO Ltd.	1.25%
Wells Fargo & Co.	0.92%
Arini European CLO I DAC	0.89%
Petroleos Mexicanos	0.87%

C000172680
Shareholder Report [Line Items]
Fund Name	Payden Managed Income Fund
Class Name	Institutional Class
Trading Symbol	PKCIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Institutional Class	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 114,550,000
Holdings Count | Holding	387
Advisory Fees Paid, Amount	$ 17,000
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$114,550
# of Portfolio Holdings	387
Investment Advisory, net of waivers (000)	$17
Portfolio Turnover Rate	108%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Mortgage Backed	30%
Corporate Bond	29%
Asset Backed	18%
Foreign Government	10%
Bank Loan	5%
Others	8%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Connecticut Avenue Securities Trust	10.60%
Freddie Mac STACR REMIC Trust	7.29%
Brazil Letras do Tesouro Nacional	5.21%
U.S. Treasury Note	2.86%
Payden Emerging Markets Local Bond Fund, SI Class	1.97%
Fannie Mae Connecticut Avenue Securities	1.48%
Neuberger Berman Loan Advisers CLO Ltd.	1.25%
Wells Fargo & Co.	0.92%
Arini European CLO I DAC	0.89%
Petroleos Mexicanos	0.87%

C000077412
Shareholder Report [Line Items]
Fund Name	Payden Managed Income Fund
Class Name	Retirement Class
Trading Symbol	PKCRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Retirement Class	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
AssetsNet	$ 114,550,000
Holdings Count | Holding	387
Advisory Fees Paid, Amount	$ 17,000
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$114,550
# of Portfolio Holdings	387
Investment Advisory, net of waivers (000)	$17
Portfolio Turnover Rate	108%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Mortgage Backed	30%
Corporate Bond	29%
Asset Backed	18%
Foreign Government	10%
Bank Loan	5%
Others	8%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Connecticut Avenue Securities Trust	10.60%
Freddie Mac STACR REMIC Trust	7.29%
Brazil Letras do Tesouro Nacional	5.21%
U.S. Treasury Note	2.86%
Payden Emerging Markets Local Bond Fund, SI Class	1.97%
Fannie Mae Connecticut Avenue Securities	1.48%
Neuberger Berman Loan Advisers CLO Ltd.	1.25%
Wells Fargo & Co.	0.92%
Arini European CLO I DAC	0.89%
Petroleos Mexicanos	0.87%

C000065580
Shareholder Report [Line Items]
Fund Name	Payden Managed Income Fund
Class Name	SI Class
Trading Symbol	PKBIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 114,550,000
Holdings Count | Holding	387
Advisory Fees Paid, Amount	$ 17,000
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$114,550
# of Portfolio Holdings	387
Investment Advisory, net of waivers (000)	$17
Portfolio Turnover Rate	108%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Mortgage Backed	30%
Corporate Bond	29%
Asset Backed	18%
Foreign Government	10%
Bank Loan	5%
Others	8%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Connecticut Avenue Securities Trust	10.60%
Freddie Mac STACR REMIC Trust	7.29%
Brazil Letras do Tesouro Nacional	5.21%
U.S. Treasury Note	2.86%
Payden Emerging Markets Local Bond Fund, SI Class	1.97%
Fannie Mae Connecticut Avenue Securities	1.48%
Neuberger Berman Loan Advisers CLO Ltd.	1.25%
Wells Fargo & Co.	0.92%
Arini European CLO I DAC	0.89%
Petroleos Mexicanos	0.87%

C000032175
Shareholder Report [Line Items]
Fund Name	Payden Cash Reserves Money Market Fund
Class Name	Investor Class
Trading Symbol	PBHXX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 429,480,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ (7,000)
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$429,480
# of Portfolio Holdings	33
Investment Advisory, net of waivers (000)	$(7)

Holdings [Text Block]

Portfolio Composition (as a % of investments)

U.S. Treasury	53%
Repurchase Agreement	39%
U.S. Government Agency	7%
Mortgage Backed	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Bill	45.50%
Bank of Montreal Tri Party	14.59%
Citigroup Tri Party	9.80%
U.S. Treasury Floating Rate Notes	7.41%
Mitsubishi UFJ Financial Group	6.53%
CIBC World Markets Tri Party	5.44%
FHLB	5.33%
Goldman Sachs Tri Party	2.18%
FFCB Funding Corp.	2.07%
FHLMC Multifamily Structured Pass-Through Certificates	0.91%

C000080936
Shareholder Report [Line Items]
Fund Name	Payden Core Bond Fund
Class Name	Adviser Class
Trading Symbol	PYCWX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 829,241,000
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 922,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$829,241
# of Portfolio Holdings	340
Investment Advisory, net of waivers (000)	$922
Portfolio Turnover Rate	26%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	37%
Mortgage Backed	35%
Asset Backed	8%
U.S. Treasury	7%
Investment Company	4%
Others	9%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Inflation Indexed Notes	4.58%
OBX Trust	1.68%
U.S. Treasury Bond	1.61%
Payden Emerging Market Corporate Bond Fund, SI Class	1.59%
FNCL	1.54%
Essential Utilities, Inc.	1.20%
UBS Group AG	1.09%
Verus Securitization Trust	1.10%
Payden Emerging Markets Local Bond Fund, SI Class	0.99%
U.S. Treasury Note	0.98%

C000032186
Shareholder Report [Line Items]
Fund Name	Payden Core Bond Fund
Class Name	Investor Class
Trading Symbol	PYCBX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 829,241,000
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 922,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$829,241
# of Portfolio Holdings	340
Investment Advisory, net of waivers (000)	$922
Portfolio Turnover Rate	26%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	37%
Mortgage Backed	35%
Asset Backed	8%
U.S. Treasury	7%
Investment Company	4%
Others	9%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Inflation Indexed Notes	4.58%
OBX Trust	1.68%
U.S. Treasury Bond	1.61%
Payden Emerging Market Corporate Bond Fund, SI Class	1.59%
FNCL	1.54%
Essential Utilities, Inc.	1.20%
UBS Group AG	1.09%
Verus Securitization Trust	1.10%
Payden Emerging Markets Local Bond Fund, SI Class	0.99%
U.S. Treasury Note	0.98%

C000198612
Shareholder Report [Line Items]
Fund Name	Payden Core Bond Fund
Class Name	SI Class
Trading Symbol	PYCSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 829,241,000
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 922,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$829,241
# of Portfolio Holdings	340
Investment Advisory, net of waivers (000)	$922
Portfolio Turnover Rate	26%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	37%
Mortgage Backed	35%
Asset Backed	8%
U.S. Treasury	7%
Investment Company	4%
Others	9%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Inflation Indexed Notes	4.58%
OBX Trust	1.68%
U.S. Treasury Bond	1.61%
Payden Emerging Market Corporate Bond Fund, SI Class	1.59%
FNCL	1.54%
Essential Utilities, Inc.	1.20%
UBS Group AG	1.09%
Verus Securitization Trust	1.10%
Payden Emerging Markets Local Bond Fund, SI Class	0.99%
U.S. Treasury Note	0.98%

C000248244
Shareholder Report [Line Items]
Fund Name	Payden Corporate Bond Fund
Class Name	Adviser Class
Trading Symbol	PYAYX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
AssetsNet	$ 370,397,000
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 502,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$370,397
# of Portfolio Holdings	329
Investment Advisory, net of waivers (000)	$502
Portfolio Turnover Rate	18%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	89%
Mortgage Backed	5%
Investment Company	3%
Asset Backed	2%
Foreign Government	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

JPMorgan Chase & Co.	2.16%
Goldman Sachs Group Inc.	2.13%
Citigroup Inc.	2.09%
Bank of America Corp.	2.03%
Payden Emerging Market Corporate Bond Fund, SI Class	1.39%
Morgan Stanley	1.21%
HSBC Holdings PLC	1.13%
Ford Motor Credit Co. LLC	0.98%
Wells Fargo & Co.	0.96%
American Express Co.	0.89%

C000075033
Shareholder Report [Line Items]
Fund Name	Payden Corporate Bond Fund
Class Name	Investor Class
Trading Symbol	PYACX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 370,397,000
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 502,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$370,397
# of Portfolio Holdings	329
Investment Advisory, net of waivers (000)	$502
Portfolio Turnover Rate	18%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	89%
Mortgage Backed	5%
Investment Company	3%
Asset Backed	2%
Foreign Government	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

JPMorgan Chase & Co.	2.16%
Goldman Sachs Group Inc.	2.13%
Citigroup Inc.	2.09%
Bank of America Corp.	2.03%
Payden Emerging Market Corporate Bond Fund, SI Class	1.39%
Morgan Stanley	1.21%
HSBC Holdings PLC	1.13%
Ford Motor Credit Co. LLC	0.98%
Wells Fargo & Co.	0.96%
American Express Co.	0.89%

C000236137
Shareholder Report [Line Items]
Fund Name	Payden Corporate Bond Fund
Class Name	SI Class
Trading Symbol	PYCTX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
AssetsNet	$ 370,397,000
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 502,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$370,397
# of Portfolio Holdings	329
Investment Advisory, net of waivers (000)	$502
Portfolio Turnover Rate	18%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	89%
Mortgage Backed	5%
Investment Company	3%
Asset Backed	2%
Foreign Government	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

JPMorgan Chase & Co.	2.16%
Goldman Sachs Group Inc.	2.13%
Citigroup Inc.	2.09%
Bank of America Corp.	2.03%
Payden Emerging Market Corporate Bond Fund, SI Class	1.39%
Morgan Stanley	1.21%
HSBC Holdings PLC	1.13%
Ford Motor Credit Co. LLC	0.98%
Wells Fargo & Co.	0.96%
American Express Co.	0.89%

C000080937
Shareholder Report [Line Items]
Fund Name	Payden Emerging Markets Bond Fund
Class Name	Adviser Class
Trading Symbol	PYEWX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$53	1.06%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
AssetsNet	$ 839,562,000
Holdings Count | Holding	349
Advisory Fees Paid, Amount	$ 1,563,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$839,562
# of Portfolio Holdings	349
Investment Advisory, net of waivers (000)	$1,563
Portfolio Turnover Rate	42%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Foreign Government	80%
Corporate Bond	16%
U.S. Government Agency	2%
Investment Company	1%
U.S. Treasury	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Brazil Notas do Tesouro Nacional Serie F	4.01%
Argentine Republic Government International Bond	3.65%
Hungary Government International Bond	3.39%
Peruvian Government International Bond	3.04%
Colombia Government International Bond	2.87%
Dominican Republic International Bond	2.78%
Petroleos Mexicanos	2.70%
Oman Government International Bond	2.58%
Panama Government International Bond	2.48%
Republic of Poland Government International Bond	2.37%

C000032187
Shareholder Report [Line Items]
Fund Name	Payden Emerging Markets Bond Fund
Class Name	Investor Class
Trading Symbol	PYEMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
AssetsNet	$ 839,562,000
Holdings Count | Holding	349
Advisory Fees Paid, Amount	$ 1,563,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$839,562
# of Portfolio Holdings	349
Investment Advisory, net of waivers (000)	$1,563
Portfolio Turnover Rate	42%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Foreign Government	80%
Corporate Bond	16%
U.S. Government Agency	2%
Investment Company	1%
U.S. Treasury	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Brazil Notas do Tesouro Nacional Serie F	4.01%
Argentine Republic Government International Bond	3.65%
Hungary Government International Bond	3.39%
Peruvian Government International Bond	3.04%
Colombia Government International Bond	2.87%
Dominican Republic International Bond	2.78%
Petroleos Mexicanos	2.70%
Oman Government International Bond	2.58%
Panama Government International Bond	2.48%
Republic of Poland Government International Bond	2.37%

C000115587
Shareholder Report [Line Items]
Fund Name	Payden Emerging Markets Bond Fund
Class Name	SI Class
Trading Symbol	PYEIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 839,562,000
Holdings Count | Holding	349
Advisory Fees Paid, Amount	$ 1,563,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$839,562
# of Portfolio Holdings	349
Investment Advisory, net of waivers (000)	$1,563
Portfolio Turnover Rate	42%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Foreign Government	80%
Corporate Bond	16%
U.S. Government Agency	2%
Investment Company	1%
U.S. Treasury	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Brazil Notas do Tesouro Nacional Serie F	4.01%
Argentine Republic Government International Bond	3.65%
Hungary Government International Bond	3.39%
Peruvian Government International Bond	3.04%
Colombia Government International Bond	2.87%
Dominican Republic International Bond	2.78%
Petroleos Mexicanos	2.70%
Oman Government International Bond	2.58%
Panama Government International Bond	2.48%
Republic of Poland Government International Bond	2.37%

C000131551
Shareholder Report [Line Items]
Fund Name	Payden Emerging Markets Corporate Bond Fund
Class Name	Investor Class
Trading Symbol	PYCEX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 78,424,000
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 153,000
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$78,424
# of Portfolio Holdings	277
Investment Advisory, net of waivers (000)	$153
Portfolio Turnover Rate	53%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	87%
Investment Company	7%
U.S. Treasury	3%
Asset Backed	2%
Foreign Government	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Bill	2.59%
Banco de Credito del Peru S.A.	1.56%
Orbia Advance Corp. SAB de CV	1.54%
First Quantum Minerals Ltd.	1.49%
Braskem Netherlands Finance BV	1.49%
Melco Resorts Finance Ltd.	1.32%
Sasol Financing USA LLC	1.23%
Intercorp Peru Ltd.	1.22%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL	1.18%
Shriram Finance Ltd.	1.11%

C000136209
Shareholder Report [Line Items]
Fund Name	Payden Emerging Markets Corporate Bond Fund
Class Name	SI Class
Trading Symbol	PYCIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 78,424,000
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 153,000
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$78,424
# of Portfolio Holdings	277
Investment Advisory, net of waivers (000)	$153
Portfolio Turnover Rate	53%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	87%
Investment Company	7%
U.S. Treasury	3%
Asset Backed	2%
Foreign Government	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Bill	2.59%
Banco de Credito del Peru S.A.	1.56%
Orbia Advance Corp. SAB de CV	1.54%
First Quantum Minerals Ltd.	1.49%
Braskem Netherlands Finance BV	1.49%
Melco Resorts Finance Ltd.	1.32%
Sasol Financing USA LLC	1.23%
Intercorp Peru Ltd.	1.22%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL	1.18%
Shriram Finance Ltd.	1.11%

C000104641
Shareholder Report [Line Items]
Fund Name	Payden Emerging Markets Local Bond Fund
Class Name	Investor Class
Trading Symbol	PYELX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
AssetsNet	$ 84,168,000
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 90,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$84,168
# of Portfolio Holdings	168
Investment Advisory, net of waivers (000)	$90
Portfolio Turnover Rate	34%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Foreign Government	84%
Corporate Bond	11%
Investment Company	5%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Brazil Notas do Tesouro Nacional Serie F	9.39%
Indonesia Treasury Bond	8.03%
China Government Bond	7.57%
Malaysia Government Bond	6.60%
Mexican Bonos	6.09%
Thailand Government Bond	5.71%
Republic of South Africa Government Bond	5.58%
Republic of Poland Government Bond	5.28%
Czech Republic Government Bond	3.88%
Inter-American Development Bank	3.54%

C000236138
Shareholder Report [Line Items]
Fund Name	Payden Emerging Markets Local Bond Fund
Class Name	SI Class
Trading Symbol	PYILX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 84,168,000
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 90,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$84,168
# of Portfolio Holdings	168
Investment Advisory, net of waivers (000)	$90
Portfolio Turnover Rate	34%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Foreign Government	84%
Corporate Bond	11%
Investment Company	5%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Brazil Notas do Tesouro Nacional Serie F	9.39%
Indonesia Treasury Bond	8.03%
China Government Bond	7.57%
Malaysia Government Bond	6.60%
Mexican Bonos	6.09%
Thailand Government Bond	5.71%
Republic of South Africa Government Bond	5.58%
Republic of Poland Government Bond	5.28%
Czech Republic Government Bond	3.88%
Inter-American Development Bank	3.54%

C000110231
Shareholder Report [Line Items]
Fund Name	Payden Equity Income Fund
Class Name	Adviser Class
Trading Symbol	PYVAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
AssetsNet	$ 963,843,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 2,183,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$963,843
# of Portfolio Holdings	83
Investment Advisory, net of waivers (000)	$2,183
Portfolio Turnover Rate	57%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Common Stock	85%
Investment Company	8%
Real Estate Investment Trust	4%
Master Limited Partnership	3%
Corporate Bond	0%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

JPMorgan Chase & Co.	3.67%
Duke Energy Corp.	2.93%
Walmart Inc.	2.30%
General Electric Co.	2.26%
McKesson Corp.	2.10%
T-Mobile U.S. Inc.	2.08%
Wells Fargo & Co.	2.06%
Morgan Stanley	1.99%
Procter & Gamble Co.	1.98%
Bank of America Corp.	1.87%

C000032191
Shareholder Report [Line Items]
Fund Name	Payden Equity Income Fund
Class Name	Investor Class
Trading Symbol	PYVLX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 963,843,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 2,183,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$963,843
# of Portfolio Holdings	83
Investment Advisory, net of waivers (000)	$2,183
Portfolio Turnover Rate	57%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Common Stock	85%
Investment Company	8%
Real Estate Investment Trust	4%
Master Limited Partnership	3%
Corporate Bond	0%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

JPMorgan Chase & Co.	3.67%
Duke Energy Corp.	2.93%
Walmart Inc.	2.30%
General Electric Co.	2.26%
McKesson Corp.	2.10%
T-Mobile U.S. Inc.	2.08%
Wells Fargo & Co.	2.06%
Morgan Stanley	1.99%
Procter & Gamble Co.	1.98%
Bank of America Corp.	1.87%

C000146917
Shareholder Report [Line Items]
Fund Name	Payden Equity Income Fund
Class Name	SI Class
Trading Symbol	PYVSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 963,843,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 2,183,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$963,843
# of Portfolio Holdings	83
Investment Advisory, net of waivers (000)	$2,183
Portfolio Turnover Rate	57%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Common Stock	85%
Investment Company	8%
Real Estate Investment Trust	4%
Master Limited Partnership	3%
Corporate Bond	0%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

JPMorgan Chase & Co.	3.67%
Duke Energy Corp.	2.93%
Walmart Inc.	2.30%
General Electric Co.	2.26%
McKesson Corp.	2.10%
T-Mobile U.S. Inc.	2.08%
Wells Fargo & Co.	2.06%
Morgan Stanley	1.99%
Procter & Gamble Co.	1.98%
Bank of America Corp.	1.87%

C000248245
Shareholder Report [Line Items]
Fund Name	Payden Floating Rate Fund
Class Name	Adviser Class
Trading Symbol	PYBLX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 124,504,000
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 140,000
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$124,504
# of Portfolio Holdings	156
Investment Advisory, net of waivers (000)	$140
Portfolio Turnover Rate	63%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Bank Loan	84%
Corporate Bond	7%
Investment Company	6%
Asset Backed	3%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

PetsMart LLC	1.45%
Novitex Acquisition LLC (Fka Arsloane Acquisition LLC)	1.19%
Albion Financing 3 SARL	1.17%
Quikrete Holdings Inc.	1.16%
Flynn Restaurant Group LP	1.16%
Sandisk Corp.	1.16%
Asurion LLC	1.06%
Frontier Communications Holdings LLC	1.05%
AthenaHealth Group Inc.	1.04%
Fertitta Entertainment LLC	1.03%

C000131550
Shareholder Report [Line Items]
Fund Name	Payden Floating Rate Fund
Class Name	Investor Class
Trading Symbol	PYFRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 124,504,000
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 140,000
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$124,504
# of Portfolio Holdings	156
Investment Advisory, net of waivers (000)	$140
Portfolio Turnover Rate	63%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Bank Loan	84%
Corporate Bond	7%
Investment Company	6%
Asset Backed	3%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

PetsMart LLC	1.45%
Novitex Acquisition LLC (Fka Arsloane Acquisition LLC)	1.19%
Albion Financing 3 SARL	1.17%
Quikrete Holdings Inc.	1.16%
Flynn Restaurant Group LP	1.16%
Sandisk Corp.	1.16%
Asurion LLC	1.06%
Frontier Communications Holdings LLC	1.05%
AthenaHealth Group Inc.	1.04%
Fertitta Entertainment LLC	1.03%

C000136207
Shareholder Report [Line Items]
Fund Name	Payden Floating Rate Fund
Class Name	SI Class
Trading Symbol	PYFIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 124,504,000
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 140,000
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$124,504
# of Portfolio Holdings	156
Investment Advisory, net of waivers (000)	$140
Portfolio Turnover Rate	63%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Bank Loan	84%
Corporate Bond	7%
Investment Company	6%
Asset Backed	3%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

PetsMart LLC	1.45%
Novitex Acquisition LLC (Fka Arsloane Acquisition LLC)	1.19%
Albion Financing 3 SARL	1.17%
Quikrete Holdings Inc.	1.16%
Flynn Restaurant Group LP	1.16%
Sandisk Corp.	1.16%
Asurion LLC	1.06%
Frontier Communications Holdings LLC	1.05%
AthenaHealth Group Inc.	1.04%
Fertitta Entertainment LLC	1.03%

C000032188
Shareholder Report [Line Items]
Fund Name	Payden Global Fixed Income Fund
Class Name	Investor Class
Trading Symbol	PYGFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 147,657,000
Holdings Count | Holding	379
Advisory Fees Paid, Amount	$ 148,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$147,657
# of Portfolio Holdings	379
Investment Advisory, net of waivers (000)	$148
Portfolio Turnover Rate	25%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	35%
Foreign Government	23%
Mortgage Backed	23%
Asset Backed	9%
Investment Company	5%
Others	5%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Japan Government Thirty Year Bond	2.65%
Japan Treasury Discount Bill	2.37%
Italy Buoni Poliennali Del Tesoro	2.17%
French Republic Government Bond OAT	2.06%
FNCL	1.99%
OBX Trust	1.77%
Indonesia Treasury Bond	1.61%
Payden Emerging Markets Local Bond Fund, SI Class	1.56%
United Kingdom Gilt	1.49%
Canadian Government Bond	1.48%

C000228771
Shareholder Report [Line Items]
Fund Name	Payden Global Fixed Income Fund
Class Name	SI Class
Trading Symbol	PYGIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 147,657,000
Holdings Count | Holding	379
Advisory Fees Paid, Amount	$ 148,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$147,657
# of Portfolio Holdings	379
Investment Advisory, net of waivers (000)	$148
Portfolio Turnover Rate	25%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	35%
Foreign Government	23%
Mortgage Backed	23%
Asset Backed	9%
Investment Company	5%
Others	5%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Japan Government Thirty Year Bond	2.65%
Japan Treasury Discount Bill	2.37%
Italy Buoni Poliennali Del Tesoro	2.17%
French Republic Government Bond OAT	2.06%
FNCL	1.99%
OBX Trust	1.77%
Indonesia Treasury Bond	1.61%
Payden Emerging Markets Local Bond Fund, SI Class	1.56%
United Kingdom Gilt	1.49%
Canadian Government Bond	1.48%

C000032189
Shareholder Report [Line Items]
Fund Name	Payden Global Low Duration Fund
Class Name	Investor Class
Trading Symbol	PYGSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 41,139,000
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ (33,000)
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$41,139
# of Portfolio Holdings	207
Investment Advisory, net of waivers (000)	$(33)
Portfolio Turnover Rate	31%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	38%
U.S. Treasury	15%
Asset Backed	14%
Foreign Government	13%
Mortgage Backed	13%
Others	7%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	14.77%
BX Trust	2.34%
Canadian Imperial Bank of Commerce	2.18%
Export Development Canada	1.73%
Caisse d'Amortissement de la Dette Sociale	1.63%
Fannie Mae Connecticut Avenue Securities	1.62%
Connecticut Avenue Securities Trust	1.54%
BPCE SA	1.51%
OBX Trust	1.44%
Asian Development Bank	1.39%

C000032190
Shareholder Report [Line Items]
Fund Name	Payden GNMA Fund
Class Name	Investor Class
Trading Symbol	PYGNX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 94,758,000
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 28,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$94,758
# of Portfolio Holdings	150
Investment Advisory, net of waivers (000)	$28
Portfolio Turnover Rate	8%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Mortgage Backed	99%
Investment Company	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

G2SF	18.52%
FHLMC Multifamily Structured Pass-Through Certificates	3.95%
G2 MA9726 30YR	1.90%
G2 MA7767 30YR	1.89%
G2 MA7881 30YR	1.74%
G2 MA7589 30YR	1.72%
FR SD8199 30YR	1.61%
G2 MA7648 30YR	1.61%
G2 MA7533 30YR	1.60%
G2 MA7987 30YR	1.56%

C000248243
Shareholder Report [Line Items]
Fund Name	Payden High Income Fund
Class Name	Adviser Class
Trading Symbol	PYRLX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
AssetsNet	$ 890,923,000
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 1,090,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$890,923
# of Portfolio Holdings	385
Investment Advisory, net of waivers (000)	$1,090
Portfolio Turnover Rate	38%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	82%
Investment Company	11%
Bank Loan	5%
Asset Backed	1%
Mortgage Backed	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

CCO Holdings LLC/CCO Holdings Capital Corp.	1.84%
Freedom Mortgage Holdings LLC	0.98%
TransDigm Inc.	0.86%
Cleveland-Cliffs Inc.	0.83%
Jefferson Capital Holdings LLC	0.80%
Iron Mountain Inc.	0.78%
Organon & Co./Organon Foreign Debt Co.-Issuer BV	0.74%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	0.72%
CHS/Community Health Systems Inc.	0.67%
Tenet Healthcare Corp.	0.65%

C000032192
Shareholder Report [Line Items]
Fund Name	Payden High Income Fund
Class Name	Investor Class
Trading Symbol	PYHRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$34	0.69%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
AssetsNet	$ 890,923,000
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 1,090,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$890,923
# of Portfolio Holdings	385
Investment Advisory, net of waivers (000)	$1,090
Portfolio Turnover Rate	38%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	82%
Investment Company	11%
Bank Loan	5%
Asset Backed	1%
Mortgage Backed	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

CCO Holdings LLC/CCO Holdings Capital Corp.	1.84%
Freedom Mortgage Holdings LLC	0.98%
TransDigm Inc.	0.86%
Cleveland-Cliffs Inc.	0.83%
Jefferson Capital Holdings LLC	0.80%
Iron Mountain Inc.	0.78%
Organon & Co./Organon Foreign Debt Co.-Issuer BV	0.74%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	0.72%
CHS/Community Health Systems Inc.	0.67%
Tenet Healthcare Corp.	0.65%

C000236136
Shareholder Report [Line Items]
Fund Name	Payden High Income Fund
Class Name	SI Class
Trading Symbol	PYCHX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
AssetsNet	$ 890,923,000
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 1,090,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$890,923
# of Portfolio Holdings	385
Investment Advisory, net of waivers (000)	$1,090
Portfolio Turnover Rate	38%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	82%
Investment Company	11%
Bank Loan	5%
Asset Backed	1%
Mortgage Backed	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

CCO Holdings LLC/CCO Holdings Capital Corp.	1.84%
Freedom Mortgage Holdings LLC	0.98%
TransDigm Inc.	0.86%
Cleveland-Cliffs Inc.	0.83%
Jefferson Capital Holdings LLC	0.80%
Iron Mountain Inc.	0.78%
Organon & Co./Organon Foreign Debt Co.-Issuer BV	0.74%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	0.72%
CHS/Community Health Systems Inc.	0.67%
Tenet Healthcare Corp.	0.65%

C000246929
Shareholder Report [Line Items]
Fund Name	Payden Limited Maturity Fund
Class Name	Adviser Class
Trading Symbol	PYLBX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 2,010,140,000
Holdings Count | Holding	449
Advisory Fees Paid, Amount	$ 191,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$2,010,140
# of Portfolio Holdings	449
Investment Advisory, net of waivers (000)	$191
Portfolio Turnover Rate	30%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	36%
Asset Backed	30%
U.S. Treasury	19%
Mortgage Backed	14%
Investment Company	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Bill	18.51%
Freddie Mac STACR REMIC Trust	2.30%
Connecticut Avenue Securities Trust	1.95%
OBX Trust	1.80%
Westlake Automobile Receivables Trust	1.55%
American Express Co.	1.36%
Payden Floating Rate Fund, SI Class	1.28%
Enterprise Fleet Financing LLC	1.20%
BX Commercial Mortgage Trust	1.13%
Hyundai Auto Lease Securitization Trust	1.10%

C000032176
Shareholder Report [Line Items]
Fund Name	Payden Limited Maturity Fund
Class Name	Investor Class
Trading Symbol	PYLMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 2,010,140,000
Holdings Count | Holding	449
Advisory Fees Paid, Amount	$ 191,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$2,010,140
# of Portfolio Holdings	449
Investment Advisory, net of waivers (000)	$191
Portfolio Turnover Rate	30%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	36%
Asset Backed	30%
U.S. Treasury	19%
Mortgage Backed	14%
Investment Company	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Bill	18.51%
Freddie Mac STACR REMIC Trust	2.30%
Connecticut Avenue Securities Trust	1.95%
OBX Trust	1.80%
Westlake Automobile Receivables Trust	1.55%
American Express Co.	1.36%
Payden Floating Rate Fund, SI Class	1.28%
Enterprise Fleet Financing LLC	1.20%
BX Commercial Mortgage Trust	1.13%
Hyundai Auto Lease Securitization Trust	1.10%

C000228770
Shareholder Report [Line Items]
Fund Name	Payden Limited Maturity Fund
Class Name	SI Class
Trading Symbol	PYLSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 2,010,140,000
Holdings Count | Holding	449
Advisory Fees Paid, Amount	$ 191,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$2,010,140
# of Portfolio Holdings	449
Investment Advisory, net of waivers (000)	$191
Portfolio Turnover Rate	30%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	36%
Asset Backed	30%
U.S. Treasury	19%
Mortgage Backed	14%
Investment Company	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Bill	18.51%
Freddie Mac STACR REMIC Trust	2.30%
Connecticut Avenue Securities Trust	1.95%
OBX Trust	1.80%
Westlake Automobile Receivables Trust	1.55%
American Express Co.	1.36%
Payden Floating Rate Fund, SI Class	1.28%
Enterprise Fleet Financing LLC	1.20%
BX Commercial Mortgage Trust	1.13%
Hyundai Auto Lease Securitization Trust	1.10%

C000248241
Shareholder Report [Line Items]
Fund Name	Payden Low Duration Fund
Class Name	Adviser Class
Trading Symbol	PYLWX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$-	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 937,130,000
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 618,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$937,130
# of Portfolio Holdings	250
Investment Advisory, net of waivers (000)	$618
Portfolio Turnover Rate	31%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

U.S. Treasury	34%
Corporate Bond	29%
Asset Backed	19%
Mortgage Backed	14%
Commercial Paper	2%
Others	2%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	33.27%
Carvana Auto Receivables Trust	2.14%
Connecticut Avenue Securities Trust	2.01%
Essential Utilities, Inc.	1.83%
Freddie Mac STACR REMIC Trust	1.58%
OBX Trust	1.50%
Santander Drive Auto Receivables Trust	1.49%
Fannie Mae Connecticut Avenue Securities	1.38%
American Express Co.	1.20%
CarMax Auto Owner Trust	1.13%

C000032180
Shareholder Report [Line Items]
Fund Name	Payden Low Duration Fund
Class Name	Investor Class
Trading Symbol	PYSBX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 937,130,000
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 618,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$937,130
# of Portfolio Holdings	250
Investment Advisory, net of waivers (000)	$618
Portfolio Turnover Rate	31%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

U.S. Treasury	34%
Corporate Bond	29%
Asset Backed	19%
Mortgage Backed	14%
Commercial Paper	2%
Others	2%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	33.27%
Carvana Auto Receivables Trust	2.14%
Connecticut Avenue Securities Trust	2.01%
Essential Utilities, Inc.	1.83%
Freddie Mac STACR REMIC Trust	1.58%
OBX Trust	1.50%
Santander Drive Auto Receivables Trust	1.49%
Fannie Mae Connecticut Avenue Securities	1.38%
American Express Co.	1.20%
CarMax Auto Owner Trust	1.13%

C000236135
Shareholder Report [Line Items]
Fund Name	Payden Low Duration Fund
Class Name	SI Class
Trading Symbol	PYLDX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 937,130,000
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 618,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$937,130
# of Portfolio Holdings	250
Investment Advisory, net of waivers (000)	$618
Portfolio Turnover Rate	31%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

U.S. Treasury	34%
Corporate Bond	29%
Asset Backed	19%
Mortgage Backed	14%
Commercial Paper	2%
Others	2%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	33.27%
Carvana Auto Receivables Trust	2.14%
Connecticut Avenue Securities Trust	2.01%
Essential Utilities, Inc.	1.83%
Freddie Mac STACR REMIC Trust	1.58%
OBX Trust	1.50%
Santander Drive Auto Receivables Trust	1.49%
Fannie Mae Connecticut Avenue Securities	1.38%
American Express Co.	1.20%
CarMax Auto Owner Trust	1.13%

C000248246
Shareholder Report [Line Items]
Fund Name	Payden Strategic Income Fund
Class Name	Adviser Class
Trading Symbol	PYSLX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
AssetsNet	$ 154,490,000
Holdings Count | Holding	293
Advisory Fees Paid, Amount	$ 172,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$154,490
# of Portfolio Holdings	293
Investment Advisory, net of waivers (000)	$172
Portfolio Turnover Rate	21%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	38%
Mortgage Backed	24%
Asset Backed	12%
U.S. Treasury	10%
Investment Company	6%
Others	10%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Inflation Indexed Notes	5.01%
U.S. Treasury Note	4.05%
OBX Trust	1.85%
BX Commercial Mortgage Trust	1.50%
Fannie Mae Connecticut Avenue Securities	1.23%
Payden Emerging Markets Local Bond Fund, SI Class	1.19%
UBS Group AG	1.18%
FN MA4761 30YR	1.12%
FN MA5040 30YR	1.00%
Verus Securitization Trust	0.91%

C000140807
Shareholder Report [Line Items]
Fund Name	Payden Strategic Income Fund
Class Name	Investor Class
Trading Symbol	PYSGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 154,490,000
Holdings Count | Holding	293
Advisory Fees Paid, Amount	$ 172,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$154,490
# of Portfolio Holdings	293
Investment Advisory, net of waivers (000)	$172
Portfolio Turnover Rate	21%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	38%
Mortgage Backed	24%
Asset Backed	12%
U.S. Treasury	10%
Investment Company	6%
Others	10%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Inflation Indexed Notes	5.01%
U.S. Treasury Note	4.05%
OBX Trust	1.85%
BX Commercial Mortgage Trust	1.50%
Fannie Mae Connecticut Avenue Securities	1.23%
Payden Emerging Markets Local Bond Fund, SI Class	1.19%
UBS Group AG	1.18%
FN MA4761 30YR	1.12%
FN MA5040 30YR	1.00%
Verus Securitization Trust	0.91%

C000140808
Shareholder Report [Line Items]
Fund Name	Payden Strategic Income Fund
Class Name	SI Class
Trading Symbol	PYSIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 154,490,000
Holdings Count | Holding	293
Advisory Fees Paid, Amount	$ 172,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$154,490
# of Portfolio Holdings	293
Investment Advisory, net of waivers (000)	$172
Portfolio Turnover Rate	21%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Corporate Bond	38%
Mortgage Backed	24%
Asset Backed	12%
U.S. Treasury	10%
Investment Company	6%
Others	10%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Inflation Indexed Notes	5.01%
U.S. Treasury Note	4.05%
OBX Trust	1.85%
BX Commercial Mortgage Trust	1.50%
Fannie Mae Connecticut Avenue Securities	1.23%
Payden Emerging Markets Local Bond Fund, SI Class	1.19%
UBS Group AG	1.18%
FN MA4761 30YR	1.12%
FN MA5040 30YR	1.00%
Verus Securitization Trust	0.91%

C000032183
Shareholder Report [Line Items]
Fund Name	Payden U.S. Government Fund
Class Name	Investor Class
Trading Symbol	PYUSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 68,178,000
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 14,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$68,178
# of Portfolio Holdings	58
Investment Advisory, net of waivers (000)	$14
Portfolio Turnover Rate	28%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

U.S. Treasury	55%
Mortgage Backed	43%
Investment Company	1%
Asset Backed	1%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	54.37%
FRESB Mortgage Trust	5.51%
FHLMC Multifamily Structured Pass-Through Certificates	4.76%
FN MA4869 30YR	2.27%
Fannie Mae-Aces	2.26%
FR SD8452 30YR	2.10%
FR SB8206 15YR	2.03%
FN BM7166 ARM	1.80%
FR SD8461 30YR	1.61%
FN FS2395 15YR	1.48%

C000236944
Shareholder Report [Line Items]
Fund Name	Payden Securitized Income Fund
Class Name	Investor Class
Trading Symbol	PYSFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 InvestmentFootnote Reference†	Annualized Cost as a % of Investment
Investor Class	$10	0.65%
Footnote	Description
Footnote†	Amount shown reflects the expenses of the Class from inception date, March 5, 2025 to April 30, 2025. Expenses would be higher if the Class had been in operation for the six month period.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.65%
AssetsNet	$ 61,539,000
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ (33,000)
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$61,539
# of Portfolio Holdings	165
Investment Advisory, net of waivers (000)	$(33)
Portfolio Turnover Rate	11%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Mortgage Backed	55%
Asset Backed	41%
Investment Company	4%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Connecticut Avenue Securities Trust	5.52%
BX Commercial Mortgage Trust	5.00%
OBX Trust	4.49%
Freddie Mac STACR REMIC Trust	4.47%
Carvana Auto Receivables Trust	2.38%
Octagon Investment Partners Ltd.	2.36%
Arbor Realty Commercial Real Estate Notes Ltd.	2.09%
Santander Drive Auto Receivables Trust	2.07%
BXMT Ltd.	2.00%
BRAVO Residential Funding Trust	1.85%

C000236945
Shareholder Report [Line Items]
Fund Name	Payden Securitized Income Fund
Class Name	SI Class
Trading Symbol	PYSCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 InvestmentFootnote Reference†	Annualized Cost as a % of Investment
SI Class	$9	0.55%
Footnote	Description
Footnote†	Amount shown reflects the expenses of the Class from inception date, March 5, 2025 to April 30, 2025. Expenses would be higher if the Class had been in operation for the six month period.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.55%
AssetsNet	$ 61,539,000
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ (33,000)
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets (000)	$61,539
# of Portfolio Holdings	165
Investment Advisory, net of waivers (000)	$(33)
Portfolio Turnover Rate	11%

Holdings [Text Block]

Portfolio Composition (as a % of investments)

Mortgage Backed	55%
Asset Backed	41%
Investment Company	4%

Largest Holdings [Text Block]

Top 10 Holdings (as a % of investments)

Connecticut Avenue Securities Trust	5.52%
BX Commercial Mortgage Trust	5.00%
OBX Trust	4.49%
Freddie Mac STACR REMIC Trust	4.47%
Carvana Auto Receivables Trust	2.38%
Octagon Investment Partners Ltd.	2.36%
Arbor Realty Commercial Real Estate Notes Ltd.	2.09%
Santander Drive Auto Receivables Trust	2.07%
BXMT Ltd.	2.00%
BRAVO Residential Funding Trust	1.85%